INCOME TAXES - Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Taxes on income at U.S. federal statutory rate	$ (100)	$ 106	$ (1,297)	$ (263)
State and local taxes, net of federal tax benefit	6	(17)	(56)	(13)
Statutory tax rate difference			74	(97)
Pillar Two	14	0
Foreign tax credits	(62)	(51)
Foreign-derived intangible income	0	(48)
Other, effect of cross-border tax laws	0	8
Subpart F income	23	0
Tax credits	0	(4)
Compensation	25	5
Noncontrolling interests	(9)	(93)	(7)	(6)
Goodwill impairment			819	0
Interest limitation carryforward valuation allowance			101	0
Non-deductible expenses			55	9
Reorganization of foreign operations			0	(4)
Transaction-related items	1	14
Excess tax (benefit) deficiency from stock-based compensation	(2)	9	18	18
Other	4	(4)
Changes in reserve for uncertain tax positions	11	57
Other, net			(12)	(5)
Benefit from income taxes	$ (40)	$ (79)	$ (305)	$ (361)
Percent
Taxes on income at U.S. federal statutory rate	21.00%	21.00%
State and local taxes, net of federal tax benefit	(1.30%)	(3.40%)
Pillar Two	(2.90%)	0.00%
Foreign tax credits	13.00%	(10.10%)
Foreign-derived intangible income	0.00%	(9.50%)
Other, effect of cross-border tax laws	0.00%	1.60%
Subpart F income	(4.80%)	0.00%
Tax credits	0.00%	(0.80%)
Compensation	(5.20%)	1.00%
Noncontrolling interests	1.90%	(18.50%)
Transaction-related items	(0.20%)	2.80%
Excess tax (benefit) deficiency from stock-based compensation	0.40%	1.80%
Other	(0.80%)	(0.80%)
Changes in reserve for uncertain tax positions	(2.30%)	11.30%
Benefit from income taxes	8.40%	(15.70%)
United Kingdom
Amount
Statutory tax rate difference	$ 6	$ 7
UK consortium group relief	(29)	(37)
Withholding taxes	(4)	(5)
Provision to return	(13)	0
Other	$ 2	$ 7
Percent
Statutory tax rate difference	(1.30%)	1.40%
UK consortium group relief	6.10%	(7.30%)
Withholding taxes	0.80%	(1.00%)
Provision to return	2.70%	0.00%
Other	(0.40%)	1.40%
Canada
Amount
Withholding taxes	$ 28	$ 28
Other	$ 5	$ 1
Percent
Withholding taxes	(5.90%)	5.50%
Other	(1.00%)	0.20%
Netherlands
Amount
Provision to return	$ 16	$ 0
Other	$ 0	$ 3
Percent
Provision to return	(3.40%)	0.00%
Other	0.00%	0.60%
Australia
Amount
Statutory tax rate difference	$ (3)	$ (6)
Other	5	3
Changes in valuation allowances	$ 5	$ 25
Percent
Statutory tax rate difference	0.60%	(1.20%)
Other	(1.00%)	0.60%
Changes in valuation allowances	(1.00%)	5.00%
Germany
Amount
Provision to return	$ 6	$ 1
Other	$ 0	$ 1
Percent
Provision to return	(1.30%)	0.20%
Other		0.20%
Chile
Amount
Other	$ (2)	$ (1)
Changes in valuation allowances	$ 7	$ 0
Percent
Other	0.40%	(0.20%)
Changes in valuation allowances	(1.50%)
Barbados
Amount
Statutory tax rate difference	$ (11)	$ (16)
Percent
Statutory tax rate difference	2.30%	(3.20%)
Italy
Amount
Statutory tax rate difference	$ 8	$ 5
Percent
Statutory tax rate difference	(1.70%)	1.00%
Other foreign jurisdictions
Amount
Statutory tax rate difference	$ 17	$ 21
Percent
Statutory tax rate difference	(3.60%)	4.20%
United States
Amount
Other	$ 1	$ (4)
Changes in valuation allowances	$ 5	$ (94)
Percent
Other	(0.20%)	(0.80%)
Changes in valuation allowances	(1.00%)	(18.70%)